Shareholders’ Equity (Details) - USD ($)									12 Months Ended
	Sep. 05, 2023	Sep. 01, 2023	Dec. 13, 2021	Sep. 24, 2021	Jun. 30, 2020	May 01, 2020	Apr. 06, 2020	Dec. 06, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 02, 2023	Sep. 04, 2022	Feb. 02, 2022	Jan. 13, 2022	May 31, 2020
Shareholders’ Equity [Line Items]
Authorized common shares											5,000,000
Common stock, par value (in Dollars per share)											$ 0.01					$ 0.01
Common stock, shares authorized															31,000,000
Capital contribution (in Dollars)					$ 4,550,000
Incentive plan term									10 years
Restricted stocks, description									Pursuant to the agreement, one-third (33%) of the common shares of restricted stock vested on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant.
Share based compensation (in Dollars)										$ 125,630	$ 1,097,415	$ 498,825
Underwritten public offering (in Dollars)											$ 77,000,000
Pre-funded warrants shares									705,153
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Pre-funded warrants shares									706,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized										31,000,000
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized common shares									30,000,000	30,000,000
Common stock, par value (in Dollars per share)								$ 6.21
Common stock, shares authorized										30,000,000	4,000,000
Common stock shares issued											3,981,262
Common stock, shares outstanding											3,981,262
Common stock par value (in Dollars per share)									$ 0.01	$ 0.01
Common stock, shares issued									4,017,596	4,006,263
Fair value (in Dollars)	$ 12,015	$ 19,800		$ 71,175			$ 1,721,870
Closing price per share (in Dollars per share)							$ 73.9
Common stock retroactively issued														7,500
Pre-funded warrants shares			706,000
Class A Common Stock [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Common stock, shares outstanding										3,944,075
Exercise price (in Dollars per share)			$ 0.01
Class A Common Stock [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued			1,219,000
Class A Common Stock [Member] | 2019 Plan [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued									100,000
Class A Common Stock [Member] | Nami [Member]
Shareholders’ Equity [Line Items]
Common stock shares issued																	1,562,726
Fair value of purchase consideration (in Dollars)									$ 18,330,776
Class A Common Stock [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)										$ 30,000,000
Common stock shares issued									4,017,596
Common stock, shares outstanding									3,952,198
Common stock par value (in Dollars per share)										$ 0.01
Restricted common stock	4,500	7,500		750			30,000
Class A Common Stock [Member] | Two Officers [Member]
Shareholders’ Equity [Line Items]
Shares forfeited and cancelled							6,700
Class B Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized common shares									1,000,000	1,000,000
Common stock, shares authorized										1,000,000	1,000,000
Common stock shares issued										4,006,263
Common stock par value (in Dollars per share)									$ 0.01	$ 0.01
Common stock, shares issued
Class B Common Stock [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized													1,000,000
Common stock par value (in Dollars per share)													$ 0.01
Private Placement [Member] | Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares sold								1,048,932
Net proceeds (in Dollars)						$ 6,503,378